UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Aull & Monroe Investment Management Corp.
Address: 3605 Springhill Business Park Ste A
         Mobile, AL  36608

13F File Number:  028-12068

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Jamie L. Thuss
Title:     VP/Chief Compliance Officer
Phone:     (251) 342-3339

Signature, Place, and Date of Signing:

      /s/ Jamie L. Thuss     Mobile, AL     July 26, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     69

Form13F Information Table Value Total:     $147,871 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     2361    44098 SH       SOLE                    44098        0        0
AMERICAN INTL GROUP INC        COM              026874107     1989    28410 SH       SOLE                    28410        0        0
AMERICAN SELECT PORTFOLIO IN   COM              029570108      337    27050 SH       SOLE                    27050        0        0
AMGEN INC                      COM              031162100     1556    28155 SH       SOLE                    28155        0        0
AT&T INC                       COM              00206R102     6049   145758 SH       SOLE                   145758        0        0
AUTOMATIC DATA PROCESSING IN   COM              053015103     2517    51920 SH       SOLE                    51920        0        0
BANCTRUST FINANCIAL GP         COM              05978R107      593    28226 SH       SOLE                    28226        0        0
BANK OF AMERICA CORPORATION    COM              060505104     4696    96054 SH       SOLE                    96054        0        0
BB&T CORP                      COM              054937107     1191    29292 SH       SOLE                    29292        0        0
BRISTOL MYERS SQUIBB CO        COM              110122108      935    29635 SH       SOLE                    29635        0        0
CATERPILLAR INC DEL            COM              149123101     4432    56610 SH       SOLE                    56610        0        0
CBOT HLDGS INC                 CL A             14984K106     2342    11334 SH       SOLE                    11334        0        0
CEDAR FAIR L P                 DEPOSITRY UNIT   150185106     1077    38178 SH       SOLE                    38178        0        0
CHECKFREE CORP NEW             COM              162813109     1839    45750 SH       SOLE                    45750        0        0
CITIGROUP INC                  COM              172967101     1544    30098 SH       SOLE                    30098        0        0
COACH INC                      COM              189754104      608    12832 SH       SOLE                    12832        0        0
COCA COLA CO                   COM              191216100     1290    24670 SH       SOLE                    24670        0        0
COLGATE PALMOLIVE CO           COM              194162103     2457    37888 SH       SOLE                    37888        0        0
COMPUDYNE CORP                 NOTE 6.250% 1/1  204795AA6      140   150000 SH       SOLE                   150000        0        0
COMPUTER PROGRAMS & SYS INC    COM              205306103     2425    78283 SH       SOLE                    78283        0        0
CONAGRA FOODS INC              COM              205887102     2482    92404 SH       SOLE                    92404        0        0
CONOCOPHILLIPS                 COM              20825c104     1557    19832 SH       SOLE                    19832        0        0
DEERE & CO                     COM              244199105     1787    14800 SH       SOLE                    14800        0        0
DISNEY WALT CO                 COM DISNEY       254687106      701    20527 SH       SOLE                    20527        0        0
DONNELLEY R R & SONS CO        COM              257867101      925    21262 SH       SOLE                    21262        0        0
DUKE ENERGY CORP NEW           COM              26441c105     2893   158111 SH       SOLE                   158111        0        0
EFUNDS CORP                    COM              28224R101      718    20342 SH       SOLE                    20342        0        0
EMERSON ELEC CO                COM              291011104     1323    28264 SH       SOLE                    28264        0        0
ENERGYSOUTH INC                COM              292970100     4532    88872 SH       SOLE                    88872        0        0
EXELON CORP                    COM              30161N101      944    13000 SH       SOLE                    13000        0        0
EXXON MOBIL CORP               COM              30231G102     1123    13393 SH       SOLE                    13393        0        0
FORD MTR CO CAP TR II          PFD TR CV6.5%    345395206     1541    40050 SH       SOLE                    40050        0        0
FPL GROUP INC                  COM              302571104     2339    41230 SH       SOLE                    41230        0        0
GENERAL ELECTRIC CO            COM              369604103     7668   200304 SH       SOLE                   200304        0        0
HEINZ H J CO                   COM              423074103      881    18551 SH       SOLE                    18551        0        0
HOME DEPOT INC                 COM              437076102     3033    77081 SH       SOLE                    77081        0        0
JOHNSON & JOHNSON              COM              478160104     5430    88124 SH       SOLE                    88124        0        0
JP MORGAN CHASE & CO           COM              46625H100     2209    45604 SH       SOLE                    45604        0        0
KINDER MORGAN ENERGY PARTNER   UT LTD PARTNER   494550106     1954    35380 SH       SOLE                    35380        0        0
KRAFT FOODS INC                CL A             50075N104      771    21875 SH       SOLE                    21875        0        0
KRISPY KREME DOUGHNUTS INC     COM              501014104      302    32605 SH       SOLE                    32605        0        0
LILLY ELI & CO                 COM              532457108      849    15194 SH       SOLE                    15194        0        0
MERCK & CO INC                 COM              589331107     1262    25350 SH       SOLE                    25350        0        0
MICROSOFT CORP                 COM              594918104      820    27794 SH       SOLE                    27794        0        0
NATIONAL FUEL GAS CO N J       COM              636180101     2482    57298 SH       SOLE                    57298        0        0
ONEOK INC NEW                  COM              682680103      524    10400 SH       SOLE                    10400        0        0
PEPSICO INC                    COM              713448108     2910    44869 SH       SOLE                    44869        0        0
PFIZER INC                     COM              717081103     2680   104786 SH       SOLE                   104786        0        0
PNC FINL SVCS GROUP INC        COM              693475105      390     5441 SH       SOLE                     5441        0        0
PROASSURANCE CORP              COM              74267C106     1368    24575 SH       SOLE                    24575        0        0
PROCTER & GAMBLE CO            COM              742718109     5403    88304 SH       SOLE                    88304        0        0
QWEST COMMUNICATIONS INTL IN   COM              749121109      153    15823 SH       SOLE                    15823        0        0
REGIONS FINANCIAL CORP NEW     COM              7591ep100     9278   280275 SH       SOLE                   280275        0        0
SARA LEE CORP                  COM              803111103     1285    73861 SH       SOLE                    73861        0        0
SCHERING PLOUGH CORP           COM              806605101      712    23395 SH       SOLE                    23395        0        0
SOUTHERN CO                    COM              842587107     5264   153530 SH       SOLE                   153530        0        0
SPDR TR                        UNIT SER 1       78462F103     1545    10267 SH       SOLE                    10267        0        0
SPECTRA ENERGY CORP            COM              847560109     1659    63888 SH       SOLE                    63888        0        0
SUNOCO LOGISTICS PRTNRS L P    COM UNITS        86764L108     1042    17350 SH       SOLE                    17350        0        0
SUPERIOR BANCORP               COM              86806M106      137    13400 SH       SOLE                    13400        0        0
TARGET CORP                    COM              87612E106     1490    23419 SH       SOLE                    23419        0        0
TELECOM CORP NEW ZEALAND LTD   SPONSORED ADR    879278208     1845    66090 SH       SOLE                    66090        0        0
TXU CORP                       COM              873168108     2426    36050 SH       SOLE                    36050        0        0
TYCO INTL LTD NEW              COM              902124106     2611    77251 SH       SOLE                    77251        0        0
UNITED PARCEL SERVICE INC      CL B             911312106     2908    39830 SH       SOLE                    39830        0        0
UNITED TECHNOLOGIES CORP       COM              913017109     2011    28350 SH       SOLE                    28350        0        0
VERIZON COMMUNICATIONS         COM              92343v104     2492    60529 SH       SOLE                    60529        0        0
WACHOVIA CORP NEW              COM              929903102     6211   121189 SH       SOLE                   121189        0        0
WYETH                          COM              983024100      623    10862 SH       SOLE                    10862        0        0